EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE

The following presents the computation of basic and diluted earnings per share (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2017	2016
Net income from continuing operations	$16,459	$60,609	$75,644
Loss from discontinued operations, net of tax	(38,512)	(11,456)	(10,200)
Net (loss) income	$(22,053)	$49,153	$65,444

Weighted average common shares - basic(1)	45,815	38,351	37,908
Dilutive effect of stock options and restricted stock units	2,150	926	895
Weighted average common shares - diluted(1)	47,965	39,277	38,803

Basic (loss) income per share:
Continuing operations	$0.36	$1.58	$2.00
Discontinued operations	(0.84)	(0.30)	(0.27)
Basic (loss) income per share	$(0.48)	$1.28	$1.73

Diluted (loss) income per share:
Continuing operations	$0.34	$1.54	$1.95
Discontinued operations	(0.80)	(0.29)	(0.26)
Diluted (loss) income per share	$(0.46)	$1.25	$1.69
(1) The per share information has been adjusted to give effect to the 36-to-1 stock split of our common stock which was effective December 6, 2017.

Potential common shares that would have the effect of increasing diluted earnings per share or decreasing diluted loss per share are considered to be anti-dilutive and as such, these shares are not included in calculating diluted earnings per share. For the year ended December 31, 2016, there were approximately 0.1 million potential common shares not included in the calculation of diluted earnings per share because their effect was anti-dilutive. There was no effect for the years ended December 31, 2018 and 2017.

The Company utilizes the "control number" concept in the computation of Diluted earnings per share to determine whether potential common stock instruments are dilutive. The control number used is income from continuing operations. The control number concept requires that the same number of potentially dilutive securities applied in computing diluted earnings per share from continuing operations be applied to all other categories of income or loss, regardless of their anti-dilutive effect on such categories.